Note 14 - Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
		Basis of fair value measurement
	Balance at December 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities
Interest rate swap	$460,000	$—	$460,000	$—
Contingent payments related to sale of wind farm project	600,049	—	—	600,049
Total liabilities	$1,060,049	$—	$460,000	$600,049
		Basis of fair value measurement
	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities
Interest rate swap	$1,123,509	$—	$1,123,509	$—
Total liabilities	$1,123,509	$—	$1,123,509	$—